Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

Note 3 - Inventories

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of September 30, 2024 and December 31, 2023, inventories consisted of the following:

	September 30, 2024	December 31, 2023
	(Unaudited)
Raw materials	$11,937	$12,761
Finished goods	741,979	747,849
Total	753,916	760,610

Note 3 - Inventories, net

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of December 31, 2023 and December 31, 2022, inventories consisted of the following:

	December 31, 2023	December 31, 2022

Raw materials	$12,761	$8,900
Finished goods, net	747,849	1,329,577
Total	760,610	1,338,477

Gain on selling of imperfection

During the year 2021, the Company has identified the inventory in the amount of $709,479 which was scraped out and unsellable to our customers. However, after RSLP made multiple claims to the supplier, the supplier made a lab test for the scraped parts in order to identify the problems. After reprocessing, RSLP sold $545,975 of the total imperfections to the customer at a reduced price during the year 2022. The total amount of gain on the selling of imperfections is $462,368.

As of December 31, 2023 and 2022, $nil and $9,649 reserved for slow moving and obsolete inventory items, respectively.